Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Summary of Condensed Consolidated Statement of Income (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Gross premiums	$ 44,102	$ 44,344
Premiums ceded to reinsurers	(6,249)	(5,279)
Net premium income	37,853	39,065
Net investment income (loss)	(29,870)	11,624
Other revenue	9,164	11,132
Total revenue	17,147	61,821
Contract benefits and expenses
Net benefits and claims	(9,299)	35,822
Commissions, investment and general expenses	15,905	16,446
Other expenses	1,794	1,428
Total contract benefits and expenses	8,400	53,696
Income (loss) before income taxes	8,747	8,125
Income tax (expense) recovery	(1,565)	(1,213)
Income (loss) after income taxes	7,182	6,912
Equity in net income (loss) of unconsolidated subsidiaries	0
Net income	7,182	6,912
Net income (loss) attributed to:
Non-controlling interests	(1)	255
Participating policyholders	(111)	(448)
Shareholders and other equity holders	7,294	7,105
Net income	7,182	6,912
Consolidation adjustments [Member]
Revenue
Gross premiums	(863)	(1,001)
Premiums ceded to reinsurers	974	995
Net premium income	111	(6)
Net investment income (loss)	(1,264)	(1,125)
Other revenue	1,048	(548)
Total revenue	(105)	(1,679)
Contract benefits and expenses
Net benefits and claims	778	877
Commissions, investment and general expenses	(1,034)	(1,436)
Other expenses	151	(1,120)
Total contract benefits and expenses	(105)	(1,679)
Equity in net income (loss) of unconsolidated subsidiaries	(10,269)	(9,742)
Net income	(10,269)	(9,742)
Net income (loss) attributed to:
Participating policyholders		4
Shareholders and other equity holders	(10,269)	(9,746)
Net income	(10,269)	(9,742)
MFC (Guarantor) [Member]
Revenue
Net investment income (loss)	554	530
Other revenue	(36)	33
Total revenue	518	563
Contract benefits and expenses
Commissions, investment and general expenses	42	12
Other expenses	440	390
Total contract benefits and expenses	482	402
Income (loss) before income taxes	36	161
Income tax (expense) recovery	32	(28)
Income (loss) after income taxes	68	133
Equity in net income (loss) of unconsolidated subsidiaries	7,226	6,972
Net income	7,294	7,105
Net income (loss) attributed to:
Shareholders and other equity holders	7,294	7,105
Net income	7,294	7,105
JHUSA (Issuer) [Member]
Revenue
Gross premiums	7,924	7,782
Premiums ceded to reinsurers	(2,561)	(3,243)
Net premium income	5,363	4,539
Net investment income (loss)	(9,714)	3,779
Other revenue	281	2,042
Total revenue	(4,070)	10,360
Contract benefits and expenses
Net benefits and claims	(8,505)	6,478
Commissions, investment and general expenses	3,099	3,451
Other expenses	264	212
Total contract benefits and expenses	(5,142)	10,141
Income (loss) before income taxes	1,072	219
Income tax (expense) recovery	(23)	115
Income (loss) after income taxes	1,049	334
Equity in net income (loss) of unconsolidated subsidiaries	997	1,218
Net income	2,046	1,552
Net income (loss) attributed to:
Participating policyholders	(236)	(4)
Shareholders and other equity holders	2,282	1,556
Net income	2,046	1,552
Other subsidiaries
Revenue
Gross premiums	37,041	37,563
Premiums ceded to reinsurers	(4,662)	(3,031)
Net premium income	32,379	34,532
Net investment income (loss)	(19,446)	8,440
Other revenue	7,871	9,605
Total revenue	20,804	52,577
Contract benefits and expenses
Net benefits and claims	(1,572)	28,467
Commissions, investment and general expenses	13,798	14,419
Other expenses	939	1,946
Total contract benefits and expenses	13,165	44,832
Income (loss) before income taxes	7,639	7,745
Income tax (expense) recovery	(1,574)	(1,300)
Income (loss) after income taxes	6,065	6,445
Equity in net income (loss) of unconsolidated subsidiaries	2,046	1,552
Net income	8,111	7,997
Net income (loss) attributed to:
Non-controlling interests	(1)	255
Participating policyholders	125	(448)
Shareholders and other equity holders	7,987	8,190
Net income	$ 8,111	$ 7,997